Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Granted	2,000,000	1,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 8.60	$ 9.21
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year	3,512,139
Granted	1,531,900
Forfeited	(158,186)
Vested	(1,140,333)
Nonvested at end of year	3,745,520	3,512,139
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 9.88
Granted	8.08
Forfeited	9.29
Vested	10.21
Nonvested at end of year	$ 9.67	$ 9.88
CNH EIP [Member]
Shares
Nonvested at beginning of year	3,191,444
Granted	0	0	0	700,000
Forfeited	(78,869)
Vested	(3,112,575)
Nonvested at end of year		3,191,444
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 7.82
Granted				$ 11.40
Forfeited	8.79
Vested	$ 7.79
Nonvested at end of year		$ 7.82